Financial instruments risk management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments risk management
Note 3 – Financial instruments risk management

The Company is exposed through its operations to the following financial risks:

- Credit risk
- Other market price risk
- Foreign exchange risk
- Global changes in raw-material prices

In common with all other businesses, the Company is exposed to risks that arise from its use of financial instruments. This note describes the Company's objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these financial statements.

There have been no substantive changes in the Company's exposure to financial instrument risks, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note.

(i) Principal financial instruments

The principal financial instruments used by the Company, from which financial instrument risk arises, are as follows:
- Cash and cash equivalents
- Trade and other receivables
- Financial assets at fair value through profit or loss
- Lease liabilities
- Trade payables

(ii) Financial instruments by category
Financial assets:
	Fair value through profit or loss		Amortized cost
	2024	2023	2024	2023
	NIS in thousands
Cash and cash equivalents	-	-	122,938	137,466
Financial assets at fair value through profit or loss	171,031	148,306	-	-
Trade and other receivables	-	-	178,715	170,543
Total financial assets	171,031	148,306	301,653	308,009

Financial liabilities:

	Amortized cost
	2024	2023
	NIS in thousands
Trade payables	28,203	21,622
Lease liabilities	4,700	2,206
Total financial liabilities	32,903	23,828

(iii) Financial instruments not measured at fair value

Financial instruments not measured at fair value includes cash and cash equivalents, loans to others, trade and other receivables and trade payables.
Due to their short-term nature, the carrying value of cash and cash equivalents, loans to others, trade and other receivables, and trade payables approximates their fair value.

(iv) Financial instruments measured at fair value

The fair value hierarchy of financial instruments measured at fair value is provided below
	Level 1		Level 2		Level 3
	2024	2023	2024	2023	2024	2023
	NIS in thousands
Financial assets at fair value through profit or loss	123,189	102,163	-	-	47,842	46,143

There were no transfers between levels during the period.
There were not any changes with the valuation techniques and significant unobservable inputs used in determining the fair value during the period.
The fair value of the investment in non-tradable participation units is calculated using the asset value method.

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2024	102,163	46,143
Purchases	38,510	2,000
Disposals	(42,991)	-
Gain (Loss)	25,507	(301)
December 31, 2024	123,189	47,842	(*)

(*) In the company's assessment, as of December 31, 2024, the book value of the investment approximates its fair value.

General objectives, policies and processes

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is mainly exposed to credit risk from credit sales. It is Company policy, implemented locally, to assess the credit risk of new customers before entering contracts. Such credit ratings are taken into account by local business practices.

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company's standard payment and delivery terms and conditions are offered. The Company's review includes external ratings, when available, and in some cases bank references. Purchase limits are established for each customer, which represents the maximum open amount.

Other market price risk

The Company is exposed to price risks of shares, certificate of participation in mutual fund and bonds, which are classified as financial assets carried at fair value through profit or loss.
The effect of a 10% increase in the value of the portfolio securities investment held at the reporting date would, if all other variables held constant, have resulted in an increase in the fair value through profit or loss and net assets of NIS 14,431 thousand (2023: NIS 12,221 thousand). A 10% decrease in their value would, on the same basis, have decreased the fair value through other profit or loss reserve and net assets by the same amount.

Foreign exchange risk

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company buys its inventories mostly in USD and EURO and sells its products in NIS. Foreign exchange exposures are managed within utilizing forward foreign exchange contracts.

As of December 31, the Company's net exposure to foreign exchange risk was as follows:

	2024	2023
Net foreign currency financial assets/(liabilities)	NIS in thousands
US Dollars	20,323	20,363
EURO	2,560	(2,507)
Total net exposure	22,883	17,856

The following table details the Company's sensitivity to a 10% increase and decrease in the NIS against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management's assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be opposite impact on the profit and other equity, and the balances below would be negative.

	US Dollars		EURO
	2024	2023	2024	2023
	NIS in thousands
10% increase	2,032	2,036	256	251
10% decrease	(2,032)	(2,036)	(256)	(251)

Global changes in raw-material prices

Raw material prices are mainly affected by weather fluctuations affecting agricultural crops, crude oil prices, accelerated growth and growing demand in developing countries affecting world consumption, rise in living standards mainly in developing countries and speculative transaction in the commodity market. A possible rise in the price of raw materials may lead to higher prices for products by suppliers. Sharp price increases in commodity prices may have a material adverse effect on the Company's operations and business results.